COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessee [line items]
Capital expenditure commitments	$ 567	$ 865
Subsidiary | Letters of Credit
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	1,073		$ 1,135
Not later than one year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	479
Later than one year and not later than two years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	29
Later than two years and not later than three years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	55
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 4